Other Long-Term Liabilities - Summary of Detailed about Other Long term Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	$ 26.7	$ 17.0
MENDM Loan [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	7.3	3.5
Financing Arrangement [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	12.6	10.4
Long-term disability plan obligation [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	1.1	0.9
Long-term portion of lease liability [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	2.2	2.2
Legal Settlement [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	$ 3.5	$ 0.0